Other Non-Current Receivables - Additional Information (Details) - Promissory Note	6 Months Ended
Jun. 30, 2025
Noncurrent Receivables [line items]
Maturity	May 31, 2028
Interest rate description	The nominal interest rate is 8% for the first year and then increases by 200 basis points each year. The interest is capitalized semi-annually, and the effective interest rate is 12.56%.
Promissory Notes Receivable Nominal Interest Rate For First Year	8.00%
Basis points	200 basis points
Effective interest rate capitalized semi annually	12.56%